Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of Income Tax Expense

A reconciliation of income tax expense, as computed using the PRC statutory income tax rate of 25%, to the provision for income taxes for the years ended December 31, 2017, 2016 and 2015, is as follows:

	For year ended December 31, 2017	For year ended December 31, 2016	For year ended December 31, 2015
PRC statutory tax rate	25%	25.0%	25.0%
Impact of favorite income tax holiday	-	-	(24.1)
Change in valuation allowance	(25.0)	(25.0)	-
Effective tax rate	0.0%	0.0%	0.9%

Schedule of Income Tax Expense

The breakdown of the Company’s income before income tax expense is as follows:

	For year ended December 31, 2017	For year ended December 31, 2016	For year ended December 31, 2015
Loss before income tax expense from China	23,539,554	13,176,768	1,833,111
Loss before income tax expense outside from China	169,899	-	-

Total	23,709,453	13,176,768	1,833,111

Schedule of Deferred Tax Accounts

The effect of temporary differences is included in the deferred tax accounts as follows:

	December 31, 2017	December 31, 2016
Deferred taxes asset:
Net operating losses	$7,035,076	$2,406,410
Excess of deductible advertising fee	1,984,970	569,335
Accrued salaries and welfare	246,450	87,438
Donation expenditure	80,261	80,261
Deferred rent	46,374	29,388
Allowance for doubtful accounts	9,143	1,740
Allowance for inventories	1,857	916
	9,404,131	3,175,488
Valuation allowance	(9,404,131)	(3,175,488)
Net deferred tax asset (liability)	$-	$-